Note 6 - Investment Securities Available for Sale - Amortized Cost and Fair Value of Investment Securities Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Amortized cost	$ 4,004	$ 10,576
Gross unrealized gains	29	150
Fair value	4,033	10,725
Gross unrealized losses		(1)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost		5,070
Gross unrealized gains		33
Fair value		5,102
Gross unrealized losses		(1)
Corporate Debt Securities [Member]
Amortized cost		5,506
Gross unrealized gains		117
Fair value		5,623
Government National Mortgage Association (GNMA) [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	3,860	4,887
Gross unrealized gains	22	27
Fair value	3,882	4,913
Gross unrealized losses		(1)
Federal National Mortgage Association (FNMA) [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	144	183
Gross unrealized gains	7	6
Fair value	$ 151	$ 189